Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Components	9,690	8,047
Work in process	6,584	5,179
Finished products *	6,445	4,882

	22,719	18,108

*          includes systems at customer locations not yet sold, as of December 31, 2017 and 2016, in the amount of $3,425 and $2,046 respectively.

Balance Sheet Presentation of Inventories	Inventories are presented in:
	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Current assets	21,336	16,647
Long-term assets (A)	1,383	1,461

	22,719	18,108